First Trust Managed Municipal Fund
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Alabama – 1.6%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$510,590
	Arizona – 1.7%
465,000	AZ Brd of Rgts, Ser A	5.00%	07/01/39	529,859
	California – 14.8%
500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	520,211
500,000	CA St Hlth Facs Fing Auth Rev Stanford Hlth Care, Ser A	5.00%	08/15/54	527,348
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	254,557
375,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	380,932
500,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	502,186
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	271,139
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/35	763,427
275,000	San Diego Cnty Ca Regl Arpt Auth Arpt Rev Ref Subord Arpt Rev Bonds, Ser B	5.00%	07/01/37	310,405
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	538,377
605,000	Tustin CA Cmnty Facs Dist Spltax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/37	637,801
				4,706,383
	Colorado – 4.8%
500,000	Copperleaf CO Met Dist #6, Ser A	5.25%	12/01/48	537,939
500,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	481,229
500,000	Murphy Creek Met Dist #5 CO Sr Bonds, Ser A	6.00%	12/01/52	507,315
				1,526,483
	Connecticut – 1.6%
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	524,519
	Florida – 8.1%
500,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	550,738
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	352,694
500,000	FL St Dev Fin Corp Var Brightline Passngr Rail Expan Proj Remk, Ser A, AMT (Mandatory put 04/04/23)	2.90%	12/01/56	499,752
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Assmnt Area 1 Proj (a)	4.00%	05/01/40	467,891
400,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	450,202
250,000	Palm Beach Cnty Fl Hlth Facs Auth Hosp Rev Jupiter Med Ctr Proj, Ser A	5.00%	11/01/34	272,818
				2,594,095
	Georgia – 4.4%
500,000	Burke Cnty Ga Dev Auth Poll Control Rev Var Ga Pwr Co Vogtle, 1st Ser (b)	1.95%	07/01/49	500,000
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	510,414
335,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/29	381,172
				1,391,586

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 5.5%
$415,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/38	$441,707
500,000	IL St	5.50%	05/01/39	557,982
250,000	IL St, Ser A	5.50%	03/01/47	280,649
410,000	Madison Bond Etc Cntys Il Cmnty Unit Sch Dist #5, Ser B, AGM (c)	5.50%	02/01/35	474,770
				1,755,108
	Indiana – 1.7%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	540,848
	Iowa – 1.7%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	531,493
	Kentucky – 2.7%
580,000	KY St Property & Bldgs Commn Revs Proj #124, Ser A, AGM	5.00%	11/01/37	657,871
200,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	205,716
				863,587
	Maryland – 1.2%
335,000	MD St Dept Of Transprtn Consol Transprtn 2nd Issue	5.00%	10/01/29	373,594
	Massachusetts – 1.6%
500,000	MA St Dev Fin Agy Rev Fltg Ref Clg Holy Cross A Remk (b)	1.89%	09/01/37	500,000
	Michigan – 0.9%
270,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	5.00%	02/15/37	296,847
	Missouri – 1.6%
500,000	MO St Hlth & Eductnl Facs Auth Var St Louis Univ, Ser B-1 (b)	1.89%	10/01/35	500,000
	New Jersey – 3.0%
420,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	428,365
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	540,260
				968,625
	New York – 6.2%
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	438,318
500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	554,873
500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	514,187
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	484,543
				1,991,921
	Ohio – 1.5%
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	487,967
	Oregon – 3.2%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	503,427
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	529,475
				1,032,902
	Pennsylvania – 2.6%
515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	565,810

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$250,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	$278,127
				843,937
	Puerto Rico – 1.8%
500,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	479,862
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	78,083
				557,945
	South Carolina – 1.3%
410,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	406,128
	Tennessee – 3.2%
500,000	Met Govt Nashville & Davidson Cnty TN, Ser A (c)	4.00%	01/01/37	528,973
500,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	506,299
				1,035,272
	Texas – 17.6%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A, PSF-GTD	4.00%	02/15/36	511,283
550,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	608,253
400,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser B	5.00%	01/01/33	447,402
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	477,569
300,000	Cotulla TX Indep Sch Dist, PSF-GTD	5.00%	02/15/34	352,659
500,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	537,075
500,000	Fort Bend Cnty TX Muni Util Dist #182, BAM (c)	5.00%	09/01/33	559,503
545,000	Fulshear Muni Util Dist No 3A TX, BAM	5.00%	09/01/39	578,159
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/40	558,239
190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	210,020
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/39	269,704
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dt #2 Proj (a)	5.13%	09/01/42	516,337
				5,626,203
	West Virginia – 1.6%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	512,769
	Wisconsin – 1.6%
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Johns Cmntys Inc, Ser B	5.00%	09/15/45	502,069

Total Investments – 97.5%	31,110,730
(Cost $30,417,887)
Net Other Assets and Liabilities – 2.5%	788,170
Net Assets – 100.0%	$31,898,900

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $2,265,490 or 7.1% of net assets.

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2022. Interest will begin accruing on the security’s first settlement date.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 31,110,730	$ —	$ 31,110,730	$ —

*	See Portfolio of Investments for state and territory breakout.